Robinson Alternative Yield Pre-Merger SPAC ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Special Purpose Acquisition Companies (SPACs) - 95.0%(a)
Acri Capital Acquisition Corp.(b)	29,080	$327,150
Alchemy Investments Acquisition Corp. 1(b)	1,832	19,328
Alpha Partners Technology Merger Corp. - Class A(b)	30,000	321,000
AltEnergy Acquisition Corp. - Class A(b)	30,979	339,220
Andretti Acquisition Corp. - Class A(b)	3,721	40,819
Atlantic Coastal Acquisition Corp. - Class A(b)	36,403	384,052
Battery Future Acquisition Corp. - Class A(b)	38,770	424,919
Bellevue Life Sciences Acquisition Corp.(b)	1,095	11,623
Berenson Acquisition Corp. I - Class A(b)(c)	38,437	394,748
BurTech Acquisition Corp. - Class A(b)(c)	38,077	411,612
Cartica Acquisition Corp. - Class A(b)	39,263	432,286
CF Acquisition Corp VII - Class A(b)	29,080	317,554
Chain Bridge I - Class A(b)	75	819
Clean Energy Special Situations Corp.(b)	496	5,253
Coliseum Acquisition Corp. - Class A(b)	29,080	311,738
Compass Digital Acquisition Corp.(b)	4,991	53,054
Concord Acquisition Corp. II - Class A(b)	36,648	381,506
Crixus BH3 Acquisition Co.(b)	4,959	51,822
Crown PropTech Acquisitions - Class A(b)	45,373	487,532
Direct Selling Acquisition Corp. - Class A(b)	38,770	424,532
Disruptive Acquisition Corp. I - Class A(b)(d)	2,848	30,318
dMY Squared Technology Group, Inc. - Class A(b)	31,149	332,048
ESH Acquisition Corp. - Class A(b)	40,234	414,410
EVe Mobility Acquisition Corp. - Class A(b)(c)	40,688	447,568
ExcelFin Acquisition Corp. - Class A(b)	35,170	381,243
Four Leaf Acquisition Corp. - Class A(b)	26,758	283,635
FTAC Emerald Acquisition Corp. - Class A(b)	35,724	379,746
Future Health ESG Corp.(b)	4,948	53,142
Goldenstone Acquisition Ltd.(b)	5,600	60,816
Gores Holdings IX, Inc. - Class A(b)	37,993	415,263
Haymaker Acquisition Corp. 4(b)	8,688	89,747
Healthcare AI Acquisition Corp. - Class A(b)	35,194	385,022
Hudson Acquisition I Corp.(b)	7,497	79,243
Inception Growth Acquisition Ltd.(b)(c)	32,071	344,763
Inflection Point Acquisition Corp. II - Class A(b)	8,920	92,768
Investcorp India Acquisition Corp. - Class A(b)	7,182	79,720
Jaws Mustang Acquisition Corp. - Class A(b)	28,324	310,714
Kensington Capital Acquisition Corp. V - Class A(b)	36,648	393,600
LAMF Global Ventures Corp. I(b)	33,013	362,153
Landcadia Holdings IV, Inc. - Class A(b)	32,013	336,297
Metal Sky Star Acquisition Corp.(b)	25,000	274,750
New Providence Acquisition Corp. II - Class A(b)	554	5,947
Northern Star Investment Corp. III - Class A(b)	50,272	538,915
Northern Star Investment Corp. IV - Class A(b)	48,017	504,898
Osiris Acquisition Corp. - Class A(b)	536	5,923
Papaya Growth Opportunity Corp. I - Class A(b)	41,224	446,868
Pearl Holdings Acquisition Corp. - Class A(b)	6,657	71,563
Perception Capital Corp. III - Class A(b)	34,995	378,996
Plutonian Acquisition Corp.(b)	24,443	262,762
PowerUp Acquisition Corp. - Class A(b)	10,111	110,311
Project Energy Reimagined Acquisition Corp.(b)	43,456	463,676
Qomolangma Acquisition Corp.(b)	7,107	77,253
RMG Acquisition Corp. III - Class A(b)	34,770	362,999
Roth CH Acquisition V Co.(b)	32,943	354,961
Screaming Eagle Acquisition Corp. - Class A(b)	12,574	133,536
SilverBox Corp. III - Class A(b)	38,699	402,470
Southport Acquisition Corp.(b)	12,477	133,379
Spree Acquisition Corp 1 Ltd.(b)	40,000	435,000
TMT Acquisition Corp. - Class A(b)	17,850	189,032
Trailblazer Merger Corp. I(b)	25,838	270,911
Tristar Acquisition I Corp. - Class A(b)	6,689	72,743
Twelve Seas Investment Co. II - Class A(b)	6,969	73,871
Vector Acquisition Corp. II - Class A(b)	16,613	175,267
Welsbach Technology Metals Acquisition Corp.(b)	35,562	384,603
		16,543,417
TOTAL COMMON STOCKS (Cost $16,050,421)		16,543,417

UNIT INVESTMENT TRUSTS - 3.5%(b)	Units
Iron Horse Acquisitions Corp.	24,899	251,480
JVSPAC Acquisition Corp.	35,000	354,900
TOTAL UNIT INVESTMENT TRUSTS (Cost $600,733)		606,380

WARRANTS - 0.0%(e)	Contracts
10X Capital Venture Acquisition Corp. III, Expires 06/30/2028, Exercise Price $11.50(b)	506	29
AEON Biopharma, Inc., Expires 12/31/2027, Exercise Price $11.50(b)	886	79
Aetherium Acquisition Corp., Expires 12/21/2026, Exercise Price $11.50(b)	4,175	167
Alchemy Investments Acquisition Corp. 1, Expires 06/26/2028, Exercise Price $11.50(b)	916	147
Andretti Acquisition Corp., Expires 03/23/2028, Exercise Price $11.50(b)	4,538	1,815
AP Acquisition Corp., Expires 12/07/2026, Exercise Price $11.50(b)	3,163	83
Arogo Capital Acquisition Corp., Expires 03/23/2028, Exercise Price $11.50(b)	4,039	82
Ault Disruptive Technologies Corp., Expires 06/20/2028, Exercise Price $11.50(b)	5,098	145
BurTech Acquisition Corp., Expires 12/18/2026, Exercise Price $11.50(b)	7,003	735
Canna-Global Acquisition Corp., Expires 11/30/2026, Exercise Price $11.50(b)	1,249	16
CF Acquisition Corp. VII, Expires 03/16/2028, Exercise Price $11.50(b)	2,348	224
Crixus BH3 Acquisition Co., Expires 10/04/2026, Exercise Price $11.50(b)	3,286	131
Electriq Power Holdings, Inc., Expires 07/31/2028, Exercise Price $11.50(b)	637	3
Envoy Medical, Inc., Expires 09/29/2028, Exercise Price $11.50(b)	1,336	22
EVe Mobility Acquisition Corp., Expires 12/31/2028, Exercise Price $11.50(b)	3,796	133
Finnovate Acquisition Corp., Expires 09/30/2026, Exercise Price $11.50(b)	571	6
FTAC Emerald Acquisition Corp., Expires 10/19/2028, Exercise Price $11.50(b)	1,185	160
Getaround, Inc., Expires 03/09/2026, Exercise Price $11.50(b)	819	0
Global Partner Acquisition Corp. II, Expires 01/14/2028, Exercise Price $11.50(b)	712	32
Golden Arrow Merger Corp., Expires 07/31/2026, Exercise Price $11.50(b)	1,052	105
Haymaker Acquisition Corp. 4, Expires 05/31/2028, Exercise Price $11.50(b)	4,344	738
Healthcare AI Acquisition Corp., Expires 12/07/2026, Exercise Price $11.50(b)	3,519	126
Inflection Point Acquisition Corp. II, Expires 07/17/2028, Exercise Price $11.50(b)	4,456	513
Investcorp India Acquisition Corp., Expires 06/01/2028, Exercise Price $11.50(b)	5,932	268
Northern Star Investment Corp. IV, Expires 02/25/2028, Exercise Price $11.50(b)	696	0
Osiris Acquisition Corp., Expires 05/01/2028, Exercise Price $11.50(b)	661	14
Oxus Acquisition Corp., Expires 08/26/2026, Exercise Price $11.50(b)	2,864	257
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Exercise Price $11.50(b)	5,350	241
PepperLime Health Acquisition Corp., Expires 10/01/2026, Exercise Price $11.50(b)	1,316	46
Phoenix Biotech Acquisition Corp., Expires 09/01/2026, Exercise Price $11.50(b)	960	82
PROOF Acquisition Corp. I, Expires 12/03/2028, Exercise Price $11.50(b)	4,892	636
Revelstone Capital Acquisition Corp., Expires 05/24/2028, Exercise Price $11.50(b)	5,090	128
Roth CH Acquisition V Co., Expires 12/10/2026, Exercise Price $11.50(b)	643	42
Southport Acquisition Corp., Expires 05/24/2028, Exercise Price $11.50(b)	5,108	109
Spree Acquisition Corp. 1 Ltd., Expires 12/22/2028, Exercise Price $11.50(b)	1,670	47
Swiftmerge Acquisition Corp., Expires 12/13/2026, Exercise Price $11.50(b)	3,729	252
Syntec Optics Holdings, Inc., Expires 11/07/2028, Exercise Price $11.50(b)	632	54
Target Global Acquisition I Corp., Expires 12/31/2027, Exercise Price $11.50(b)	2,235	196
TG Venture Acquisition Corp., Expires 08/15/2028, Exercise Price $11.50(b)	2,619	66
Thunder Bridge Capital Partners IV, Inc., Expires 04/30/2028, Exercise Price $11.50(b)	82	5
Tristar Acquisition I Corp., Expires 12/31/2028, Exercise Price $11.50(b)	1,029	34
Twelve Seas Investment Co. II, Expires 03/02/2028, Exercise Price $11.50(b)	584	76
Zalatoris Acquisition Corp., Expires 12/31/2027, Exercise Price $11.50(b)	345	12
TOTAL WARRANTS (Cost $25,506)		8,056

RIGHTS - 0.0%(e)
Special Purpose Acquisition Companies (SPACs) - 0.0%(e)
ESH Acquisition Corp., Expires 12/13/2024, Exercise Price $10.00(b)	17,587	2,198
TMT Acquisition Corp., Expires 03/27/2028, Exercise Price $10.00(b)	17,850	3,515
Total Special Purpose Acquisition Companies (SPACs)		5,713
TOTAL RIGHTS (Cost $7,234)		5,713

SHORT-TERM INVESTMENTS - 4.0%	Shares
Investments Purchased with Proceeds from Securities Lending - 0.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(f)	165,400	165,400

Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 5.25%(f)	540,817	540,817
TOTAL SHORT-TERM INVESTMENTS (Cost $706,217)		706,217

TOTAL INVESTMENTS - 102.5% (Cost $17,390,111)		$17,869,783
Liabilities in Excess of Other Assets - (2.5)%		(442,750)
TOTAL NET ASSETS - 100.0%		$17,427,033

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $161,186 which represented 0.9% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $30,318 or 0.2% of net assets as of January 31, 2024.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Summary of Fair Value Exposure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Robinson Alternative Yield Pre-Merger SPAC ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$12,080,111	$4,432,989	$30,318	$16,543,417
Unit Investment Trust	606,380	—	—	606,380
Warrants	4,122	3,933	—	8,056
Rights	—	5,713	—	5,713
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—	165,400
Money Market Funds	540,817	—	—	540,817
Total Assets	$13,231,430	$4,442,635	$30,318	$17,869,783

Refer to the Schedule of Investments for industry classifications.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Common Stocks
Balance as of April 31, 2023	$—
Accrued discounts/premiums	—
Realized gain (loss)	50
Change in unrealized appreciation/depreciation	514
Purchases	32,628
Sales	(2,874)
Transfer into and/or out of Level 3	—
Balance as of January 31, 2024	$30,318

Change in unrealized appreciate/depreciation during the period for Level 3 investments held at January 31, 2024:	$514